S000073837 [Member] Investment Strategy - iShares ESG Optimized MSCI USA Min Vol Factor ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is designed to measure the performance of large- and mid-capitalization U.S. equity securities that, in the aggregate, reflect the performance of a minimum volatility strategy and, relative to the MSCI USA Index (“Parent Index”),  have higher favorable environmental, social, and governance (“ESG”) characteristics (as defined by the Index Provider) and lower carbon exposure.
The Index Provider begins with the Parent Index and excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, and companies involved in certain climate change-related activity such as the production of thermal coal and extraction of oil sands, based on revenue or percentage of revenue thresholds for certain categories (e.g., $20 million or 5%) and categorical exclusions for others (e.g., controversial weapons). The Index Provider also excludes companies involved in very severe business controversies, defined as an instance or ongoing situation in which company operations and/or products allegedly have a negative ESG impact, including alleged violations of laws, regulations, or accepted international norms (e.g., human rights violations or toxic emissions and waste). In each case, severe business controversies are determined by the Index Provider based on an MSCI ESG Controversy Score. The Index Provider also excludes companies that are not assessed by the Index Provider regarding severe business controversies or their management of ESG risks and opportunities (“ESG Score,” in each case determined by the Index Provider).
For ESG scoring, the Index Provider identifies, for each industry, key ESG issues that may generate unanticipated costs for a given company or industry (as determined by the Index Provider). The Index Provider has identified 35 key ESG issues across the following 10 themes: climate change, natural capital, pollution and waste, environmental opportunities, human capital, product liability, stakeholder opposition, social opportunities, corporate governance and corporate behavior. The Index Provider then calculates the size of each company’s exposure to each key issue based on the company’s business segment and geographic risk and analyzes the extent to which the company has developed robust strategies and programs to manage ESG risks and opportunities. Using a sector-specific weighting model, companies are rated and ranked in comparison to their industry peers. A higher rating indicates that a company exhibits more favorable ESG characteristics and greater resilience to long-term, material ESG risks specific to that industry. The Index Provider then follows a quantitative process that is designed to determine the carbon exposure of a security in terms of the issuer’s greenhouse gas emissions and its potential carbon emissions from fossil fuel reserves.
The Index Provider further refines the Underlying Index through an optimization process that aims to achieve (1) the lowest volatility in light of certain replicability and investability constraints as defined by the Index Provider; (2) at least a 20% improvement in its weighted-average, industry-adjusted ESG Score relative to the Parent Index at each rebalancing; and (3) a reduction in carbon exposure as represented by at least a 30% reduction, relative to the Parent Index at each rebalancing, in (a) carbon emissions relative to the overall size of a company and (b) potential carbon emissions from fossil fuel reserves used for potential energy production per dollar of market capitalization. The weight of any single security is capped at the lower of 1.5% and 20 times the weight of the security in the Parent Index. The Underlying Index is reconstituted quarterly. At each reconstitution, one-way turnover is capped at 5%.
As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.